CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Deficit accumulated during the development stage	Total
Beginning Balance - Amount at Jun. 23, 1998	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Jun. 23, 1998	0
Estimated fair value of services contributed by stockholders			100,000		100,000
Net loss				(100,000)	(100,000)
Ending Balance, Amount at Dec. 31, 1998	0	0	100,000	(100,000)	0
Ending Balance, Shares at Dec. 31, 1998	0
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(204,000)	(204,000)
Ending Balance, Amount at Dec. 31, 1999	0	0	300,000	(304,000)	(4,000)
Ending Balance, Shares at Dec. 31, 1999	0
Issuance of common stock, Shares		937,500
Issuance of common stock, Amount		937	5,063		6,000
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(213,092)	(213,092)
Ending Balance, Amount at Dec. 31, 2000	0	937	505,063	(517,092)	(11,092)
Ending Balance, Shares at Dec. 31, 2000	0	937,500
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(208,420)	(208,420)
Ending Balance, Amount at Dec. 31, 2001	0	937	705,063	(725,512)	(19,512)
Ending Balance, Shares at Dec. 31, 2001	0	937,500
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(228,217)	(228,217)
Ending Balance, Amount at Dec. 31, 2002	0	937	905,063	(953,729)	(47,729)
Ending Balance, Shares at Dec. 31, 2002	0	937,500
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(207,196)	(207,196)
Ending Balance, Amount at Dec. 31, 2003	0	937	1,105,063	(1,160,925)	(54,925)
Ending Balance, Shares at Dec. 31, 2003	0	937,500
Estimated fair value of services contributed by stockholders			400,000		400,000
Net loss				(508,226)	(508,226)
Ending Balance, Amount at Dec. 31, 2004	0	937	1,505,063	(1,669,151)	(163,151)
Ending Balance, Shares at Dec. 31, 2004	0	937,500
Capital contributions			14,200		14,200
Issuance of common stock, Shares		2,453,125
Issuance of common stock, Amount		2,453	13,247		15,700
Excercise of stock options and warrants, Shares		15,625
Excercise of stock options and warrants, Amount		16	84		100
Estimated fair value of services contributed by stockholders			400,000		400,000
Net loss				(539,622)	(539,622)
Ending Balance, Amount at Dec. 31, 2005	0	3,406	1,932,594	(2,208,773)	(272,773)
Ending Balance, Shares at Dec. 31, 2005	0	3,406,250
Capital contributions			48,600		48,600
Issuance of common stock, Shares		375,000
Issuance of common stock, Amount		375	2,025		2,400
Estimated fair value of services contributed by stockholders			400,000		400,000
Net loss				(584,232)	(584,232)
Ending Balance, Amount at Dec. 31, 2006	0	3,781	2,383,219	(2,793,005)	(406,005)
Ending Balance, Shares at Dec. 31, 2006	0	3,781,250
Capital contributions			105,907		105,907
Issuance of common stock, Shares		3,984,374
Issuance of common stock, Amount		3,985	21,515		25,500
Excercise of stock options and warrants, Shares		39,063
Excercise of stock options and warrants, Amount		39	211		250
Estimated fair value of services contributed by stockholders			175,000		175,000
Forgiveness of notes payable and interest			241,701		241,701
Issuance of restricted common stock, Shares		195,313
Issuance of restricted common stock, Amount		195	(195)		0
Issuance of common stock in connection with merger, Shares		1,849,993
Issuance of common stock in connection with merger, Amount		1,850	(1,850)		0
Net proceeds from private placement offering issued, Shares		2,071,834
Net proceeds from private placement offering issued, Amount		2,072	3,835,719		3,837,791
Issuance of common stock related to conversion of senior convertible notes payable and accrued interest, Shares		1,530,177
Issuance of common stock related to conversion of senior convertible notes payable and accrued interest, Amount		1,530	1,528,647		1,530,177
Beneficial conversion feature upon conversion of senior convertible notes payable			1,530,177		1,530,177
Issuance of common stock, warrants and stock options for consulting service agreements, Shares		275,000
Issuance of common stock, warrants and stock options for consulting service agreements, Amount		275	549,725		550,000
Stock-based compensation			184,522		184,522
Net loss				(4,284,540)	(4,284,540)
Ending Balance, Amount at Dec. 31, 2007	0	13,727	10,554,298	(7,077,545)	3,490,480
Ending Balance, Shares at Dec. 31, 2007	0	13,727,004
Issuance of restricted common stock, Shares		25,000
Issuance of restricted common stock, Amount		25	(25)		0
Net proceeds from private placement offering issued, Shares		1,818,180
Net proceeds from private placement offering issued, Amount		1,818	3,939,483		3,941,301
Issuance of common stock, warrants and stock options for consulting service agreements, Shares		(13,901)
Issuance of common stock, warrants and stock options for consulting service agreements, Amount		(14)	(117,979)		(117,993)
Stock-based compensation			562,442		562,442
Net loss				(3,304,388)	(3,304,388)
Ending Balance, Amount at Dec. 31, 2008		15,556	14,938,219	(10,381,933)	4,571,842
Ending Balance, Shares at Dec. 31, 2008		15,556,283
Excercise of stock options and warrants, Shares		50,000
Excercise of stock options and warrants, Amount		50	49,450		49,500
Issuance of common stock, warrants and stock options for consulting service agreements, Shares		45,778
Issuance of common stock, warrants and stock options for consulting service agreements, Amount		46	121,409		121,455
Stock-based compensation			388,050		388,050
Net loss				(4,553,636)	(4,553,636)
Ending Balance, Amount at Dec. 31, 2009	0	15,652	15,497,128	(14,935,569)	577,211
Ending Balance, Shares at Dec. 31, 2009	0	15,652,061
Accretion of preferred stock discount					0
Estimated fair value of stock options granted to former employees in forgiveness of liabilities					535,812
Capital contributions					0
Estimated fair value of services contributed by stockholders					0
Forgiveness of notes payable and interest					0
Issuance of restricted common stock, Shares		50,000
Issuance of restricted common stock, Amount		50	12,033		12,083
Net proceeds from private placement offering issued, Amount					0
Issuance of common stock related to conversion of senior convertible notes payable and accrued interest, Amount					0
Issuance of common stock, warrants and stock options for consulting service agreements, Shares		230,000
Issuance of common stock, warrants and stock options for consulting service agreements, Amount		230	367,670		367,900
Stock-based compensation			535,812		535,812
Net loss				(2,531,228)	(2,531,228)
Ending Balance, Amount at Dec. 31, 2010	0	15,932	16,412,643	(17,466,797)	(1,038,222)
Ending Balance, Shares at Dec. 31, 2010	0	15,932,061
Forfeiture of unvested restricted stock, Shares		(31,250)
Forfeiture of unvested restricted stock, Amount		(31)	3,363		3,332
Issuance of Series A Preferred Stock, Shares	10
Issuance of Series A Preferred Stock, Amount	0		100,000		100,000
Preferred stock beneficial conversion feature			100,000		100,000
Accretion of preferred stock discount				(100,000)	100,000
Estimated fair value of stock options granted to former employees in forgiveness of liabilities			11,400		177,421
Capital contributions					0
Excercise of stock options and warrants, Shares					0
Estimated fair value of services contributed by stockholders					0
Forgiveness of notes payable and interest					0
Net proceeds from private placement offering issued, Amount					0
Issuance of common stock related to conversion of senior convertible notes payable and accrued interest, Amount					0
Issuance of common stock, warrants and stock options for consulting service agreements, Amount					0
Stock-based compensation			177,421		177,421
Net loss				(953,936)	(953,936)
Ending Balance, Amount at Dec. 31, 2011	$ 0	$ 15,901	$ 16,804,827	$ (18,520,733)	$ (1,700,005)
Ending Balance, Shares at Dec. 31, 2011	10	15,900,811